Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2018
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Cash and Cash Equivalents

NOTE 10 - CASH AND CASH EQUIVALENTS

(in millions of Euros)	At June 30, 2018	At December 31, 2017
Cash in bank and on hand	166	269

Total Cash and cash equivalents	166	269

At June 30, 2018, cash in bank and on hand includes a total of €15 million held by subsidiaries that operate in countries where capital control restrictions prevent the balances from being immediately available for general use by the other entities within the Group (€12 million at December 31, 2017).